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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ----------------

Check here if Amendment [ ]           Amendment Number:
    This Amendment (Check only one.):       [ ] is a restatement.
                                            [ ] adds new holdings
                                                entries.

Institutional Investment Manager Filing this Report:

Name:    Intermarket Corp.
Address: 667 Madison Avenue
         New York, New York  10021

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David B. Forer
Title:   Managing Director
Phone:   (212) 593-1550

Signature, Place, and Date of Signing:

/s/ David B. Forer             New York, New York              May 12, 2000
------------------             ------------------              -----------------
[Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings I are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        9

Form 13F Information Table Value Total:        $42,836,900.65


List of Other Included Managers:               NONE



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Form 13F
Quarter ended 3/31/00
                                                                                                    Column 6
                                                                 Column 4                           Investment              Column 8
Column 1                         Column 2         Column 3       Fair Market     Column 5           Discretion   Column 7   Voting
Name of Issuer                   Title of Class   CUSIP Number   Value           Shares             (a) Sole     Managers   (a) Sole
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
City Investing Company           UNIT BEN INT.    177900107         189,632.40     148,000              X                      X
 Liquidating Trust
Darling International Inc.       COM.             237266101       2,568,099.50   1,786,504              X                      X
Hvide Marine Warrants            WTS.             44851M125         440,128.00      33,856              X                      X
Kasper ASL                       COM.             485808109         548,819.75     204,212              X                      X
MFN Financial Corporation        COM.             55272N104       6,774,197.00     934,372              X                      X
Morrison Knudsen                 COM.             61844A109         747,898.75     101,410              X                      X
Trans World Entertainment Corp.  COM.             89336Q100      24,442,310.00   2,444,231              X                      X
Wellsford Real Properties Inc.   COM.             919904102       7,125,815.25     832,212              X                      X

                                                                 42,836,900.65
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